Accounts Payable And Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Schedule Of Accounts Payable And Accrued Expenses

The following table summarizes accounts payable and accrued expenses as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Accounts payable	$12,610	$259
Accrued property taxes	20,163	4,760
Other accrued liabilities	15,999	1,473
Accrued construction liabilities	12,594	3,059
Resident security deposits	13,952	1,731

Total	$75,318	$11,282

The following table summarizes accounts payable and accrued expenses as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Accounts payable	$259	$—
Accrued property taxes	4,760	7
Other accrued liabilities	1,473	38
Accrued construction liabilities	3,059	—
Tenant security deposits	1,731	4

Total	$11,282	$49